Document and Entity Information	Mar. 08, 2024
Prospectus:
Document Type	497
Document Period End Date	Mar. 08, 2024
Entity Registrant Name	OBERWEIS FUNDS
Entity Central Index Key	0000803020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 08, 2024
Document Effective Date	Mar. 08, 2024
Prospectus Date	Mar. 08, 2024
OBERWEIS INTERNATIONAL OPPORTUNITIES FUND | Oberweis International Opportunities Fund
Prospectus:
Trading Symbol	OBIOX